NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

18. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income from continuing operations attributable to Ambow Education Holding Ltd.	92,064	161,037	140,766
Preferred shares redemption value accretion	(157,877)	(94,209)	—
Allocation of net income to participating preferred shareholders*	(93,611)	(55,534)	—
Numerator for basic income (loss) from continuing operations per share	(159,424)	11,294	140,766
Numerator for basic income (loss) from discontinued operations per share	46,172	54,995	(119,581)
Numerator for diluted income (loss)) from continuing operations per share	(159,424)	15,849	140,766
Numerator for diluted income (loss)) from discontinued operations per share	46,172	54,995	(119,581)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	39,193,092	85,551,412	142,939,038
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	39,193,092	112,122,045	150,432,812
Basic income (loss) per share- continuing operations	(4.07)	0.13	0.98
Basic income (loss) per share- discontinued operations	1.18	0.64	(0.84)
Diluted income (loss) per share- continuing operations	(4.07)	0.14	0.94
Diluted income (loss) per share- discontinued operations	1.18	0.49	(0.79)

*         Net income for the periods has been allocated to preferred shares and ordinary shares based on their respective rights to share in dividends.

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2009, 2010 and 2011, warrants that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 0.6 million shares, nil, and nil, respectively, preferred shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 80.8 million shares, nil and nil, respectively, options including the 0.5 million warrants issued to the senior management as discussed in Note 15 to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 11.9 million shares, 7.2 million shares and 9.3 million shares, respectively.